Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Payables and Accruals [Abstract]
Ongoing accrued expenses	$ 259,661	$ 256,012
Project-related provisions	140,701	155,739
Taxes payable	28,335	27,843
Dividends payable	38,413	35,046
Derivative instruments	5,053	20,821
Other	175,494	211,176
Total accrued expenses and other current liabilities	$ 647,657	$ 706,637